Tax (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Specification of income tax [Abstract]
Income tax payable		$ 587	$ 111	$ 74
Tax expenses related to previous year		309	32	1
Change in deferred tax		5	(12)	8
Total income tax expense		900	131	83
Specification of Temporary Differences and Deferred Tax [Abstract]
Property, plant and equipment		2	(13)	(164)
Pensions		(612)	(420)	(539)
Total basis for deferred tax		(610)	(432)	(703)
Deferred tax liability (asset), net	[1],[2]	(140)	(102)	(155)
Deferred tax (asset), gross	[3]	(161)	(126)	(155)
Deferred tax liability, gross	[3]	21	24	0
Reconciliation of Effective Tax Rate [Abstract]
Profit/(loss) before income tax		267,181	73,812	(46,845)
Expected income tax assessed at the tax rate for the Parent company (0%)		0	0	0
Adjusted for tax effect of the following items [Abstract]
Income in subsidiary, subject to income tax		900	131	83
Total income tax expense		$ 900	$ 131	$ 83
Expected income tax rate		0.00%	0.00%	0.00%
Changes in Tax Rates [Member]
Specification of Temporary Differences and Deferred Tax [Abstract]
General income tax rate			22.00%	23.00%	24.00%	25.00%

[1]	Due to materiality, not recognized on a separate line in the statements of financial position.
[2]	The general income tax rate is reduced from 23% to 22%, effective from fiscal year 2019, reduced from 24% to 23%, effective from fiscal year 2018 and reduced from 25% to 24%, effective from fiscal year 2017.
[3]	Deferred tax liability is related to the subsidiary in Singapore and can not be off-set with the deferred tax asset related to the subsidiary in Norway.